Other Financial Assets	12 Months Ended
Dec. 31, 2025
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Other Financial Assets
13.	OTHER FINANCIAL ASSETS

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Guarantee deposits	$4,956,488	$4,454,816	$142,009
Time deposits with original maturity over three months	82,680	760,454	24,242
Pledged time deposits (Note 36)	513,582	545,940	17,403
Others (Note 36)	125,172	107,223	3,418

	$5,677,922	$5,868,433	$187,072

Current	$985,925	$1,760,287	$56,114
Non-current	4,691,997	4,108,146	130,958

	$5,677,922	$5,868,433	$187,072